Schedule of Investments(a)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aluminum-3.34%
Alcoa Corp.	43,313	$1,288,561
Century Aluminum Co.(b)	82,703	922,138
		2,210,699
Automotive Retail-1.72%
Valvoline, Inc.(b)(c)	31,264	1,140,823
Commodity Chemicals-15.81%
Cabot Corp.	14,306	1,031,463
Dow, Inc.	26,815	1,437,284
Hawkins, Inc.	14,308	952,484
LyondellBasell Industries N.V., Class A	26,052	2,452,014
Olin Corp.	41,890	2,181,212
Orion S.A. (Germany)	37,170	832,608
Westlake Corp.	11,330	1,567,505
		10,454,570
Construction Materials-1.79%
Summit Materials, Inc., Class A(b)	32,716	1,183,665
Copper-2.08%
Freeport-McMoRan, Inc.	34,679	1,376,410
Diversified Chemicals-1.62%
Huntsman Corp.	43,555	1,068,840
Diversified Metals & Mining-1.43%
Materion Corp.(c)	8,086	945,820
Fertilizers & Agricultural Chemicals-4.04%
Corteva, Inc.	30,571	1,390,369
Scotts Miracle-Gro Co. (The)(c)	22,712	1,277,777
		2,668,146
Forest Products-2.37%
Louisiana-Pacific Corp.	23,505	1,564,258
Gold-1.45%
Royal Gold, Inc.(c)	8,375	958,016
Household Appliances-2.31%
Worthington Enterprises, Inc.(c)	26,770	1,526,961
Industrial Gases-7.09%
Air Products and Chemicals, Inc.	9,445	2,415,181
Linde PLC	5,621	2,275,549
		4,690,730
Metal, Glass & Plastic Containers-1.46%
O-I Glass, Inc.(b)	66,506	968,327
Paper & Plastic Packaging Products & Materials-4.08%
Avery Dennison Corp.	13,511	2,694,769
Paper Products-1.42%
Sylvamo Corp.	20,171	936,540
Silver-1.16%
Hecla Mining Co.(c)	200,671	764,557
Specialty Chemicals-24.04%
Avient Corp.	30,024	1,087,169
Celanese Corp.(c)	10,103	1,477,968
	Shares	Value
Specialty Chemicals-(continued)
Ecolab, Inc.	7,047	$1,396,856
Element Solutions, Inc.	51,029	1,134,375
H.B. Fuller Co.	13,252	1,004,104
Innospec, Inc.	7,811	906,935
International Flavors & Fragrances, Inc.	17,169	1,385,195
Minerals Technologies, Inc.	12,278	802,367
NewMarket Corp.	2,161	1,205,427
PPG Industries, Inc.	9,165	1,292,632
Quaker Chemical Corp.(c)	4,884	927,667
RPM International, Inc.	23,082	2,461,926
Stepan Co.	9,055	808,340
		15,890,961
Steel-21.39%
ATI, Inc.(b)(c)	40,173	1,641,870
Carpenter Technology Corp.	24,851	1,530,573
Cleveland-Cliffs, Inc.(b)	71,775	1,439,089
Commercial Metals Co.	26,537	1,385,762
Nucor Corp.	13,532	2,529,537
Reliance Steel & Aluminum Co.	9,031	2,577,628
Ryerson Holding Corp.	27,132	931,170
Steel Dynamics, Inc.	17,417	2,102,058
		14,137,687
Timber REITs-1.41%
PotlatchDeltic Corp.	20,814	931,010
Total Common Stocks & Other Equity Interests (Cost $61,372,541)		66,112,789
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $117,297)	117,297	117,297
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $61,489,838)		66,230,086
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.97%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,215,496	2,215,496
Invesco Private Prime Fund, 5.52%(d)(e)(f)	5,693,005	5,696,990
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,912,486)		7,912,486
TOTAL INVESTMENTS IN SECURITIES-112.16% (Cost $69,402,324)		74,142,572
OTHER ASSETS LESS LIABILITIES-(12.16)%		(8,035,809)
NET ASSETS-100.00%		$66,106,763
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,435	$2,449,201	$(2,512,339)	$-	$-	$117,297	$8,242
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,834,163	50,566,653	(54,185,320)	-	-	2,215,496	174,408*
Invesco Private Prime Fund	15,002,132	106,817,354	(116,128,931)	329	6,106	5,696,990	465,741*
Total	$21,016,730	$159,833,208	$(172,826,590)	$329	$6,106	$8,029,783	$648,391

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Apparel Retail-8.83%
Abercrombie & Fitch Co., Class A(b)(c)	26,160	$2,665,704
Buckle, Inc. (The)(c)	20,478	761,577
Gap, Inc. (The)	63,929	1,194,833
		4,622,114
Apparel, Accessories & Luxury Goods-1.31%
G-III Apparel Group Ltd.(b)(c)	22,811	686,383
Automotive Parts & Equipment-2.61%
Modine Manufacturing Co.(b)(c)	19,740	1,363,837
Automotive Retail-6.65%
Group 1 Automotive, Inc.(c)	3,681	957,281
Murphy USA, Inc.	4,414	1,556,023
Penske Automotive Group, Inc.(c)	6,525	968,114
		3,481,418
Casinos & Gaming-3.20%
DraftKings, Inc., Class A(b)	42,917	1,675,909
Education Services-2.60%
Duolingo, Inc.(b)	7,608	1,360,995
Footwear-3.96%
Deckers Outdoor Corp.(b)	2,750	2,072,757
Health Care Distributors-6.21%
Cardinal Health, Inc.	14,783	1,614,156
McKesson Corp.	3,273	1,636,140
		3,250,296
Home Furnishings-3.52%
Tempur Sealy International, Inc.	36,929	1,842,388
Home Improvement Retail-2.15%
Floor & Decor Holdings, Inc., Class A(b)(c)	11,192	1,125,467
Homebuilding-28.50%
Beazer Homes USA, Inc.(b)	16,905	536,734
D.R. Horton, Inc.	8,637	1,234,314
Dream Finders Homes, Inc., Class A(b)(c)	17,148	563,655
Green Brick Partners, Inc.(b)	16,929	883,186
Hovnanian Enterprises, Inc., Class A(b)	4,283	723,698
Installed Building Products, Inc.(c)	4,403	857,925
KB Home(c)	19,825	1,181,372
Lennar Corp., Class A	8,042	1,205,094
M/I Homes, Inc.(b)(c)	7,641	973,616
Meritage Homes Corp.(c)	4,473	740,773
NVR, Inc.(b)	196	1,386,757
PulteGroup, Inc.	13,984	1,462,167
Toll Brothers, Inc.	19,331	1,920,535
TopBuild Corp.(b)	3,373	1,245,075
		14,914,901
	Shares	Value
Hotels, Resorts & Cruise Lines-3.31%
Royal Caribbean Cruises Ltd.(b)	13,592	$1,732,980
Movies & Entertainment-2.97%
Netflix, Inc.(b)	2,751	1,551,867
Other Specialty Retail-12.82%
Dick’s Sporting Goods, Inc.(c)	14,161	2,110,980
Five Below, Inc.(b)(c)	8,254	1,481,263
Signet Jewelers Ltd.(c)	26,818	2,667,854
Winmark Corp.	1,252	451,559
		6,711,656
Passenger Airlines-1.74%
SkyWest, Inc.(b)(c)	17,082	909,787
Restaurants-7.76%
Chipotle Mexican Grill, Inc.(b)	938	2,259,426
Wingstop, Inc.	6,417	1,803,883
		4,063,309
Trading Companies & Distributors-1.86%
Beacon Roofing Supply, Inc.(b)	11,728	972,134
Total Common Stocks & Other Equity Interests (Cost $47,186,908)		52,338,198
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $97,960)	97,960	97,960
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $47,284,868)		52,436,158
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.27%
Invesco Private Government Fund, 5.29%(d)(e)(f)	2,237,244	2,237,244
Invesco Private Prime Fund, 5.52%(d)(e)(f)	5,748,887	5,752,911
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,990,141)		7,990,155
TOTAL INVESTMENTS IN SECURITIES-115.46% (Cost $55,275,009)		60,426,313
OTHER ASSETS LESS LIABILITIES-(15.46)%		(8,090,798)
NET ASSETS-100.00%		$52,335,515
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$144,833	$469,501	$(516,374)	$-	$-	$97,960	$5,201
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,999,085	27,768,224	(27,530,065)	-	-	2,237,244	66,980*
Invesco Private Prime Fund	5,121,565	55,555,478	(54,927,193)	58	3,003	5,752,911	175,715*
Total	$7,265,483	$83,793,203	$(82,973,632)	$58	$3,003	$8,088,115	$247,896

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Agricultural Products & Services-2.82%
Ingredion, Inc.	21,511	$2,313,938
Brewers-3.72%
Molson Coors Beverage Co., Class B	49,379	3,051,128
Consumer Staples Merchandise Retail-4.72%
Costco Wholesale Corp.	5,566	3,867,702
Education Services-14.13%
Adtalem Global Education, Inc.(b)	49,177	2,482,455
Grand Canyon Education, Inc.(b)	17,875	2,334,296
Laureate Education, Inc., Class A	164,132	2,071,346
Perdoceo Education Corp.(c)	121,900	2,206,390
Stride, Inc.(b)(c)	41,609	2,494,460
		11,588,947
Food Distributors-10.59%
Andersons, Inc. (The)	45,580	2,402,522
Performance Food Group Co.(b)	42,471	3,086,792
US Foods Holding Corp.(b)	69,394	3,192,818
		8,682,132
Food Retail-6.61%
Casey’s General Stores, Inc.	9,023	2,448,481
Sprouts Farmers Market, Inc.(b)(c)	58,975	2,970,571
		5,419,052
Household Products-6.78%
Procter & Gamble Co. (The)	19,409	3,049,930
WD-40 Co.(c)	9,698	2,511,588
		5,561,518
Packaged Foods & Meats-16.43%
Cal-Maine Foods, Inc.	43,449	2,407,944
Freshpet, Inc.(b)(c)	30,365	2,614,426
Kraft Heinz Co. (The)	78,963	2,931,896
Mondelez International, Inc., Class A	41,158	3,097,963
Post Holdings, Inc.(b)	26,072	2,421,307
		13,473,536
Personal Care Products-14.59%
BellRing Brands, Inc.(b)(c)	51,084	2,823,413
Coty, Inc., Class A(b)(c)	225,072	2,718,870
e.l.f. Beauty, Inc.(b)(c)	25,508	4,069,291
Inter Parfums, Inc.(c)	16,864	2,346,625
		11,958,199
	Shares	Value
Soft Drinks & Non-alcoholic Beverages-13.56%
Coca-Cola Consolidated, Inc.	3,462	$2,982,132
Monster Beverage Corp.(b)	54,155	2,979,608
National Beverage Corp.(b)(c)	43,301	2,002,238
PepsiCo, Inc.	18,708	3,152,860
		11,116,838
Specialized Consumer Services-3.68%
H&R Block, Inc.(c)	64,396	3,016,309
Tobacco-2.27%
Universal Corp.(c)	32,058	1,857,761
Total Common Stocks & Other Equity Interests (Cost $70,673,568)		81,907,060
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $127,240)	127,240	127,240
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $70,800,808)		82,034,300
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.99%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,441,566	3,441,566
Invesco Private Prime Fund, 5.52%(d)(e)(f)	8,843,550	8,849,740
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,291,365)		12,291,306
TOTAL INVESTMENTS IN SECURITIES-115.05% (Cost $83,092,173)		94,325,606
OTHER ASSETS LESS LIABILITIES-(15.05)%		(12,340,109)
NET ASSETS-100.00%		$81,985,497
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$146,579	$2,551,658	$(2,570,997)	$-	$-	$127,240	$7,522
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,940,344	$62,507,751	$(63,006,529)	$-	$-	$3,441,566	$154,333*
Invesco Private Prime Fund	10,132,313	107,486,819	(108,775,831)	(44)	6,483	8,849,740	410,285*
Total	$14,219,236	$172,546,228	$(174,353,357)	$(44)	$6,483	$12,418,546	$572,140

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Coal & Consumable Fuels-5.47%
Centrus Energy Corp., Class A(b)(c)	53,776	$2,700,631
CONSOL Energy, Inc.	30,080	2,845,568
		5,546,199
Integrated Oil & Gas-3.24%
Exxon Mobil Corp.	31,938	3,283,546
Oil & Gas Drilling-2.65%
Valaris Ltd.(b)(c)	43,531	2,693,263
Oil & Gas Equipment & Services-25.54%
ChampionX Corp.	103,280	2,830,905
Helix Energy Solutions Group, Inc.(b)	330,830	3,109,802
Liberty Energy, Inc., Class A(c)	153,143	3,183,843
Newpark Resources, Inc.(b)	388,947	2,524,266
Oceaneering International, Inc.(b)	147,977	3,074,962
Schlumberger N.V.	61,522	2,996,121
Tidewater, Inc.(b)(c)	54,600	3,668,574
Weatherford International PLC(b)	50,541	4,525,947
		25,914,420
Oil & Gas Exploration & Production-26.72%
California Resources Corp.(c)	52,129	2,485,511
Chord Energy Corp.	20,931	3,218,351
Civitas Resources, Inc.(c)	47,027	3,047,820
EOG Resources, Inc.	26,738	3,042,517
Gulfport Energy Corp.(b)	23,285	2,954,866
Kosmos Energy Ltd. (Ghana)(b)(c)	446,833	2,707,808
Murphy Oil Corp.	73,214	2,833,382
Northern Oil and Gas, Inc.(c)	93,295	3,125,382
Permian Resources Corp.(c)	273,671	3,689,085
		27,104,722
Oil & Gas Refining & Marketing-13.77%
CVR Energy, Inc.(c)	95,470	3,220,203
Marathon Petroleum Corp.	22,006	3,644,194
Par Pacific Holdings, Inc.(b)	89,121	3,260,937
PBF Energy, Inc., Class A	76,235	3,850,630
		13,975,964
Oil & Gas Storage & Transportation-7.84%
Cheniere Energy, Inc.	27,072	4,439,537
Targa Resources Corp.	41,318	3,510,377
		7,949,914
	Shares	Value
Steel-14.76%
Alpha Metallurgical Resources, Inc.(c)	13,173	$5,259,188
Arch Resources, Inc.	17,362	3,072,380
Ramaco Resources, Inc., Class A(c)	174,628	3,296,977
Warrior Met Coal, Inc.(c)	52,172	3,347,877
		14,976,422
Total Common Stocks & Other Equity Interests (Cost $96,366,895)		101,444,450
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $177,890)	177,890	177,890
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $96,544,785)		101,622,340
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.49%
Invesco Private Government Fund, 5.29%(d)(e)(f)	8,662,292	8,662,292
Invesco Private Prime Fund, 5.52%(d)(e)(f)	22,258,887	22,274,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,936,491)		30,936,760
TOTAL INVESTMENTS IN SECURITIES-130.66% (Cost $127,481,276)		132,559,100
OTHER ASSETS LESS LIABILITIES-(30.66)%		(31,105,782)
NET ASSETS-100.00%		$101,453,318
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$221,047	$2,974,493	$(3,017,650)	$-	$-	$177,890	$6,962
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,805,002	$79,413,808	$(76,556,518)	$-	$-	$8,662,292	$203,466*
Invesco Private Prime Fund	14,927,149	156,095,452	(148,758,557)	269	10,155	22,274,468	540,088*
Total	$20,953,198	$238,483,753	$(228,332,725)	$269	$10,155	$31,114,650	$750,516

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Asset Management & Custody Banks-8.27%
Ares Management Corp., Class A	10,828	$1,315,385
KKR & Co., Inc., Class A	9,758	844,848
		2,160,233
Commercial & Residential Mortgage Finance-6.45%
Federal Agricultural Mortgage Corp., Class C(b)	1,925	358,608
MGIC Investment Corp.(b)	18,668	370,373
Mr. Cooper Group, Inc.(b)(c)	10,541	710,042
UWM Holdings Corp.(b)	36,577	245,066
		1,684,089
Consumer Finance-6.73%
Enova International, Inc.(c)	5,407	294,303
LendingTree, Inc.(b)(c)	9,067	293,227
OneMain Holdings, Inc.	8,095	385,322
SoFi Technologies, Inc.(b)(c)	54,410	426,030
Upstart Holdings, Inc.(b)(c)	11,320	359,523
		1,758,405
Diversified Banks-7.32%
First Citizens BancShares, Inc., Class A(b)	495	747,450
JPMorgan Chase & Co.	6,673	1,163,504
		1,910,954
Diversified Financial Services-5.70%
Apollo Global Management, Inc.	11,166	1,121,066
Jackson Financial, Inc., Class A(b)	7,328	366,913
		1,487,979
Financial Exchanges & Data-3.54%
Coinbase Global, Inc., Class A(b)(c)	4,261	546,260
Donnelley Financial Solutions, Inc.(c)	6,101	378,994
		925,254
Hotel & Resort REITs-2.00%
Ryman Hospitality Properties, Inc.(b)	4,749	521,915
Insurance Brokers-10.29%
Arthur J. Gallagher & Co.	3,771	875,475
Brown & Brown, Inc.	9,221	715,181
Goosehead Insurance, Inc., Class A(c)	4,833	373,108
Marsh & McLennan Cos., Inc.	3,733	723,605
		2,687,369
Investment Banking & Brokerage-6.66%
BGC Group, Inc., Class A(b)	39,227	276,943
Evercore, Inc., Class A	2,335	400,989
Houlihan Lokey, Inc.(b)	3,750	449,175
Moelis & Co., Class A(b)	5,934	326,192
Piper Sandler Cos.	1,651	286,432
		1,739,731
Life & Health Insurance-5.69%
Aflac, Inc.	7,047	594,344
Genworth Financial, Inc., Class A(c)	52,699	325,153
Primerica, Inc.	2,420	566,667
		1,486,164
Office REITs-1.97%
SL Green Realty Corp.	11,435	514,003
Property & Casualty Insurance-7.01%
Ambac Financial Group, Inc.(c)	15,978	259,643
	Shares	Value
Property & Casualty Insurance-(continued)
Assured Guaranty Ltd.	5,516	$447,513
Erie Indemnity Co., Class A(b)	1,062	367,271
HCI Group, Inc.(b)	3,339	299,408
MBIA, Inc.(b)(c)	18,894	114,876
Old Republic International Corp.	12,151	340,714
		1,829,425
Regional Banks-13.38%
BancFirst Corp.(b)	2,640	233,666
Bancorp, Inc. (The)(b)(c)	6,198	270,481
Customers Bancorp, Inc.(b)(c)	5,776	308,669
First Bancorp	29,994	500,300
Live Oak Bancshares, Inc.(b)	5,625	204,581
OFG Bancorp	8,572	315,193
Pathward Financial, Inc.(b)	4,848	251,029
Popular, Inc.	4,126	352,567
ServisFirst Bancshares, Inc.(b)	5,444	365,510
Western Alliance Bancorporation	10,834	692,943
		3,494,939
Retail REITs-3.21%
Simon Property Group, Inc.	3,658	507,035
Tanger, Inc.	12,355	332,350
		839,385
Trading Companies & Distributors-1.94%
FTAI Aviation Ltd.(b)	9,368	505,404
Transaction & Payment Processing Services-9.81%
Mastercard, Inc., Class A	3,354	1,506,718
Visa, Inc., Class A(b)	3,866	1,056,423
		2,563,141
Total Common Stocks & Other Equity Interests (Cost $22,651,143)		26,108,390
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $93,382)	93,382	93,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.33% (Cost $22,744,525)		26,201,772
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.21%
Invesco Private Government Fund, 5.29%(d)(e)(f)	1,917,015	1,917,015
Invesco Private Prime Fund, 5.52%(d)(e)(f)	4,926,020	4,929,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,846,481)		6,846,483
TOTAL INVESTMENTS IN SECURITIES-126.54% (Cost $29,591,006)		33,048,255
OTHER ASSETS LESS LIABILITIES-(26.54)%		(6,931,118)
NET ASSETS-100.00%		$26,117,137
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
January 31, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$135,073	$777,972	$(819,663)	$-	$-	$93,382	$5,234
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,083,298	24,303,283	(23,469,566)	-	-	1,917,015	59,368*
Invesco Private Prime Fund	2,785,624	47,078,463	(44,937,120)	100	2,401	4,929,468	158,250*
Total	$4,003,995	$72,159,718	$(69,226,349)	$100	$2,401	$6,939,865	$222,852

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-47.48%
Acadia Pharmaceuticals, Inc.(b)(c)	48,543	$1,257,749
Alpine Immune Sciences, Inc.(b)(c)	57,973	1,542,662
Altimmune, Inc.(b)(c)	321,302	3,033,091
ALX Oncology Holdings, Inc.(b)(c)	158,017	2,277,025
Ardelyx, Inc.(b)(c)	492,328	4,298,024
Biohaven Ltd.(b)(c)	79,019	3,514,765
Blueprint Medicines Corp.(b)(c)	18,775	1,493,176
BridgeBio Pharma, Inc.(b)(c)	50,070	1,716,900
C4 Therapeutics, Inc.(b)	598,205	3,696,907
Cabaletta Bio, Inc.(b)(c)	158,207	3,240,079
Crinetics Pharmaceuticals, Inc.(b)(c)	46,992	1,714,268
Disc Medicine, Inc.(b)(c)	21,737	1,429,208
Ideaya Biosciences, Inc.(b)(c)	84,850	3,693,521
ImmunityBio, Inc.(b)(c)	554,616	1,863,510
Inhibrx, Inc.(b)	35,605	1,371,861
Ionis Pharmaceuticals, Inc.(b)(c)	27,405	1,408,343
Iovance Biotherapeutics, Inc.(b)(c)	191,447	1,479,885
Merus N.V. (Netherlands)(b)	41,345	1,475,190
Mirum Pharmaceuticals, Inc.(b)(c)	41,155	1,088,961
MoonLake Immunotherapeutics(b)(c)	52,697	2,944,708
Nuvalent, Inc., Class A(b)(c)	27,824	2,091,530
RAPT Therapeutics, Inc.(b)(c)	48,900	1,210,275
Regeneron Pharmaceuticals, Inc.(b)	3,613	3,406,264
Rhythm Pharmaceuticals, Inc.(b)(c)	42,358	1,868,411
Rocket Pharmaceuticals, Inc.(b)(c)	48,897	1,404,811
Scholar Rock Holding Corp.(b)(c)	113,393	1,581,832
Tango Therapeutics, Inc.(b)(c)	117,412	1,379,591
Twist Bioscience Corp.(b)(c)	59,660	1,932,984
Vera Therapeutics, Inc.(b)(c)	71,186	2,592,594
Viking Therapeutics, Inc.(b)(c)	69,156	1,669,426
		63,677,551
Health Care Equipment-9.36%
Alphatec Holdings, Inc.(b)(c)	98,908	1,591,430
DexCom, Inc.(b)	22,110	2,683,048
Glaukos Corp.(b)(c)	19,330	1,720,950
IDEXX Laboratories, Inc.(b)	10,481	5,398,553
Tactile Systems Technology, Inc.(b)(c)	76,663	1,162,978
		12,556,959
Health Care Facilities-4.02%
Brookdale Senior Living, Inc.(b)(c)	196,038	1,072,328
National HealthCare Corp.(c)	10,950	1,018,788
Tenet Healthcare Corp.(b)	39,872	3,299,009
		5,390,125
Health Care Services-2.31%
CorVel Corp.(b)(c)	5,042	1,186,584
RadNet, Inc.(b)(c)	51,802	1,915,120
		3,101,704
Health Care Supplies-3.33%
Haemonetics Corp.(b)(c)	15,371	1,175,267
RxSight, Inc.(b)(c)	72,111	3,281,771
		4,457,038
	Shares	Value
Health Care Technology-0.85%
Schrodinger, Inc.(b)(c)	43,177	$1,142,032
Life & Health Insurance-1.41%
Oscar Health, Inc., Class A(b)	151,200	1,893,024
Life Sciences Tools & Services-4.66%
10X Genomics, Inc., Class A(b)(c)	29,712	1,238,099
Medpace Holdings, Inc.(b)(c)	13,966	4,072,206
Quanterix Corp.(b)(c)	42,345	935,401
		6,245,706
Managed Health Care-6.97%
Molina Healthcare, Inc.(b)	9,103	3,244,674
UnitedHealth Group, Inc.	11,934	6,107,105
		9,351,779
Pharmaceuticals-19.59%
Amneal Pharmaceuticals, Inc.(b)	234,199	1,252,965
Amphastar Pharmaceuticals, Inc.(b)(c)	40,393	2,155,370
Arvinas, Inc.(b)(c)	50,103	2,079,274
Cassava Sciences, Inc.(b)(c)	57,589	1,379,257
Collegium Pharmaceutical, Inc.(b)(c)	36,160	1,191,834
Cymabay Therapeutics, Inc.(b)(c)	150,232	3,531,954
Elanco Animal Health, Inc.(b)	188,873	2,783,988
Eli Lilly and Co.	10,298	6,648,492
EyePoint Pharmaceuticals, Inc.(b)	126,499	3,406,618
Intra-Cellular Therapies, Inc.(b)(c)	27,347	1,841,547
		26,271,299
Total Common Stocks & Other Equity Interests (Cost $121,646,082)		134,087,217
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $159,665)	159,665	159,665
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $121,805,747)		134,246,882
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.37%
Invesco Private Government Fund, 5.29%(d)(e)(f)	11,823,290	11,823,290
Invesco Private Prime Fund, 5.52%(d)(e)(f)	30,228,297	30,249,457
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,072,471)		42,072,747
TOTAL INVESTMENTS IN SECURITIES-131.47% (Cost $163,878,218)		176,319,629
OTHER ASSETS LESS LIABILITIES-(31.47)%		(42,204,554)
NET ASSETS-100.00%		$134,115,075
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$272,087	$1,622,172	$(1,734,594)	$-	$-	$159,665	$10,408
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,949,604	93,483,237	(93,609,551)	-	-	11,823,290	422,685*
Invesco Private Prime Fund	30,727,554	200,903,303	(201,402,875)	276	21,199	30,249,457	1,112,816*
Total	$42,949,245	$296,008,712	$(296,747,020)	$276	$21,199	$42,232,412	$1,545,909

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Aerospace & Defense-7.69%
AAR Corp.(b)	24,667	$1,500,247
HEICO Corp.(c)	21,022	3,775,341
Howmet Aerospace, Inc.	63,752	3,586,688
TransDigm Group, Inc.	3,785	4,135,794
		12,998,070
Building Products-16.69%
A.O. Smith Corp.	61,234	4,752,371
Builders FirstSource, Inc.(b)	38,541	6,695,728
Carlisle Cos., Inc.	11,380	3,576,279
CSW Industrials, Inc.	9,384	1,985,373
Griffon Corp.(c)	44,697	2,604,047
Trane Technologies PLC	25,370	6,394,508
UFP Industries, Inc.(c)	19,488	2,210,914
		28,219,220
Cargo Ground Transportation-9.58%
ArcBest Corp.(c)	23,757	2,830,171
Old Dominion Freight Line, Inc.	17,248	6,744,313
Saia, Inc.(b)	14,689	6,618,570
		16,193,054
Commercial Printing-1.06%
Cimpress PLC (Ireland)(b)	23,951	1,801,594
Construction & Engineering-8.94%
API Group Corp.(b)(c)	74,700	2,354,544
Comfort Systems USA, Inc.	25,845	5,620,512
Limbach Holdings, Inc.(b)(c)	59,885	2,575,055
Quanta Services, Inc.	23,543	4,568,519
		15,118,630
Diversified Support Services-7.32%
Cintas Corp.	11,142	6,736,119
Copart, Inc.(b)	117,268	5,633,555
		12,369,674
Electrical Components & Equipment-13.20%
AMETEK, Inc.	40,539	6,569,345
Encore Wire Corp.(c)	11,902	2,683,901
Hubbell, Inc.	16,852	5,655,026
Powell Industries, Inc.(c)	22,505	2,667,518
Vertiv Holdings Co., Class A	84,256	4,746,140
		22,321,930
Electronic Components-1.44%
Bel Fuse, Inc., Class B	36,371	2,431,765
Industrial Machinery & Supplies & Components-7.59%
Graco, Inc.	43,608	3,719,762
Illinois Tool Works, Inc.	13,213	3,447,272
Parker-Hannifin Corp.	12,201	5,667,364
		12,834,398
	Shares	Value
Oil & Gas Storage & Transportation-1.79%
Dorian LPG Ltd.	80,957	$3,031,030
Paper & Plastic Packaging Products & Materials-2.39%
Packaging Corp. of America	24,356	4,040,173
Research & Consulting Services-1.17%
CBIZ, Inc.(b)(c)	30,980	1,972,187
Trading Companies & Distributors-18.89%
Applied Industrial Technologies, Inc.	13,305	2,347,800
Boise Cascade Co.(c)	23,993	3,250,092
GMS, Inc.(b)	31,962	2,689,922
H&E Equipment Services, Inc.(c)	34,542	1,858,014
Herc Holdings, Inc.(c)	23,228	3,425,898
Rush Enterprises, Inc., Class A(c)	41,450	1,861,519
United Rentals, Inc.	7,555	4,724,897
W.W. Grainger, Inc.	7,329	6,564,146
WESCO International, Inc.	30,011	5,207,509
		31,929,797
Transaction & Payment Processing Services-2.28%
Fiserv, Inc.(b)	27,156	3,852,622
Total Common Stocks & Other Equity Interests (Cost $135,472,597)		169,114,144
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $97,583)	97,583	97,583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $135,570,180)		169,211,727
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.29%
Invesco Private Government Fund, 5.29%(d)(e)(f)	3,923,602	3,923,602
Invesco Private Prime Fund, 5.52%(d)(e)(f)	10,082,202	10,089,260
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,012,862)		14,012,862
TOTAL INVESTMENTS IN SECURITIES-108.38% (Cost $149,583,042)		183,224,589
OTHER ASSETS LESS LIABILITIES-(8.38)%		(14,169,726)
NET ASSETS-100.00%		$169,054,863
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$166,062	$1,876,608	$(1,945,087)	$-	$-	$97,583	$7,488
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,700,195	52,671,110	(52,447,703)	-	-	3,923,602	112,156*
Invesco Private Prime Fund	9,618,556	99,005,228	(98,540,306)	143	5,639	10,089,260	297,356*
Total	$13,484,813	$153,552,946	$(152,933,096)	$143	$5,639	$14,110,445	$417,000

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Application Software-32.40%
Agilysys, Inc.(b)	55,505	$4,646,324
Alkami Technology, Inc.(b)(c)	193,886	4,773,473
Braze, Inc., Class A(b)(c)	104,577	5,652,387
Cadence Design Systems, Inc.(b)	77,169	22,260,170
CleanSpark, Inc.(b)(c)	999,285	8,044,244
Elastic N.V.(b)(c)	69,905	8,183,079
Fair Isaac Corp.(b)	9,724	11,657,423
InterDigital, Inc.(c)	52,580	5,523,529
MicroStrategy, Inc., Class A(b)(c)	18,678	9,361,600
Palantir Technologies, Inc., Class A(b)	470,224	7,565,904
PowerSchool Holdings, Inc., Class A(b)(c)	194,936	4,588,794
SPS Commerce, Inc.(b)	36,344	6,680,027
Synopsys, Inc.(b)	18,824	10,039,781
Vertex, Inc., Class A(b)	172,574	4,186,645
		113,163,380
Communications Equipment-4.77%
Applied Optoelectronics, Inc.(b)(c)	317,897	5,000,520
Arista Networks, Inc.(b)	45,133	11,675,004
		16,675,524
Consumer Finance-1.45%
NerdWallet, Inc., Class A(b)(c)	331,664	5,077,776
Interactive Media & Services-2.18%
Snap, Inc., Class A(b)	479,030	7,611,787
Internet Services & Infrastructure-2.06%
Cloudflare, Inc., Class A(b)	91,030	7,195,921
IT Consulting & Other Services-2.77%
Gartner, Inc.(b)	21,156	9,677,601
Real Estate Services-2.46%
Opendoor Technologies, Inc.(b)(c)	2,512,890	8,594,084
Semiconductor Materials & Equipment-4.82%
Onto Innovation, Inc.(b)(c)	76,913	12,421,449
Photronics, Inc.(b)(c)	151,355	4,422,593
		16,844,042
Semiconductors-16.99%
Broadcom, Inc.	9,746	11,500,280
Impinj, Inc.(b)(c)	77,870	7,551,832
MACOM Technology Solutions Holdings, Inc.(b)(c)	76,391	6,587,196
NVIDIA Corp.	35,474	21,826,088
Rambus, Inc.(b)(c)	173,190	11,868,711
		59,334,107
	Shares	Value
Systems Software-16.57%
GitLab, Inc., Class A(b)	128,200	$9,116,302
Microsoft Corp.	25,537	10,153,000
Palo Alto Networks, Inc.(b)	24,745	8,376,430
Qualys, Inc.(b)(c)	37,748	7,140,789
SentinelOne, Inc., Class A(b)	304,475	8,159,930
Varonis Systems, Inc.(b)(c)	127,254	5,711,160
Zscaler, Inc.(b)(c)	39,219	9,242,742
		57,900,353
Technology Hardware, Storage & Peripherals-10.06%
Apple, Inc.	136,254	25,125,237
Dell Technologies, Inc., Class C	120,700	10,003,616
		35,128,853
Transaction & Payment Processing Services-3.44%
Affirm Holdings, Inc.(b)(c)	296,519	12,011,985
Total Common Stocks & Other Equity Interests (Cost $313,149,658)		349,215,413
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $460,884)	460,884	460,884
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $313,610,542)		349,676,297
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.01%
Invesco Private Government Fund, 5.29%(d)(e)(f)	20,551,162	20,551,162
Invesco Private Prime Fund, 5.52%(d)(e)(f)	52,808,882	52,845,848
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,396,484)		73,397,010
TOTAL INVESTMENTS IN SECURITIES-121.11% (Cost $387,007,026)		423,073,307
OTHER ASSETS LESS LIABILITIES-(21.11)%		(73,752,619)
NET ASSETS-100.00%		$349,320,688
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$292,096	$2,228,903	$(2,060,115)	$-	$-	$460,884	$14,024
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,253,080	171,592,230	(165,294,148)	-	-	20,551,162	582,828*
Invesco Private Prime Fund	37,945,789	381,938,278	(367,064,622)	1,922	24,481	52,845,848	1,583,978*
Total	$52,490,965	$555,759,411	$(534,418,885)	$1,922	$24,481	$73,857,894	$2,180,830

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Electric Utilities-47.42%
Alliant Energy Corp.	25,891	$1,259,855
American Electric Power Co., Inc.	9,461	739,282
Constellation Energy Corp.	9,127	1,113,494
Duke Energy Corp.	12,773	1,224,037
Edison International	10,984	741,200
Eversource Energy	13,588	736,741
Exelon Corp.	28,655	997,481
FirstEnergy Corp.	21,181	776,919
Hawaiian Electric Industries, Inc.	45,702	592,755
IDACORP, Inc.	9,020	835,072
NRG Energy, Inc.	22,671	1,202,470
Otter Tail Corp.(b)	8,680	784,846
PG&E Corp.	72,670	1,225,943
Pinnacle West Capital Corp.	11,419	786,769
Southern Co. (The)	18,252	1,268,879
Xcel Energy, Inc.	18,527	1,109,211
		15,394,954
Gas Utilities-7.94%
Atmos Energy Corp.	10,745	1,224,285
National Fuel Gas Co.(b)	12,848	605,912
New Jersey Resources Corp.(b)	18,329	748,373
		2,578,570
Independent Power Producers & Energy Traders-5.80%
AES Corp. (The)	40,190	670,369
Vistra Corp.	29,532	1,211,698
		1,882,067
Integrated Telecommunication Services-2.81%
Frontier Communications Parent, Inc.(b)(c)	37,023	911,877
Multi-Utilities-26.38%
Ameren Corp.	10,737	746,973
CenterPoint Energy, Inc.	30,341	847,728
CMS Energy Corp.	17,399	994,527
Consolidated Edison, Inc.	8,520	774,468
DTE Energy Co.	10,095	1,064,215
NiSource, Inc.	43,029	1,117,463
Public Service Enterprise Group, Inc.	12,650	733,573
	Shares	Value
Multi-Utilities-(continued)
Sempra	15,974	$1,143,099
WEC Energy Group, Inc.	14,135	1,141,543
		8,563,589
Oil & Gas Exploration & Production-2.18%
EQT Corp.	20,053	709,876
Oil & Gas Storage & Transportation-3.89%
ONEOK, Inc.	18,491	1,262,011
Water Utilities-3.44%
American Water Works Co., Inc.	8,997	1,115,808
Total Common Stocks & Other Equity Interests (Cost $35,021,126)		32,418,752
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $97,687)	97,687	97,687
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $35,118,813)		32,516,439
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.15%
Invesco Private Government Fund, 5.29%(d)(e)(f)	468,617	468,617
Invesco Private Prime Fund, 5.52%(d)(e)(f)	1,204,172	1,205,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,673,564)		1,673,632
TOTAL INVESTMENTS IN SECURITIES-105.31% (Cost $36,792,377)		34,190,071
OTHER ASSETS LESS LIABILITIES-(5.31)%		(1,725,037)
NET ASSETS-100.00%		$32,465,034
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,870	$1,471,177	$(1,490,360)	$-	$-	$97,687	$4,047
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,664,890	$21,220,578	$(23,416,851)	$-	$-	$468,617	$32,028*
Invesco Private Prime Fund	6,852,888	41,010,342	(46,659,918)	110	1,593	1,205,015	85,943*
Total	$9,634,648	$63,702,097	$(71,567,129)	$110	$1,593	$1,771,319	$122,018

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Advertising-0.06%
Criteo S.A., ADR (France)(b)	16,093	$417,291
Apparel Retail-0.02%
Lands’ End, Inc.(b)(c)	9,115	86,319
Stitch Fix, Inc., Class A(b)(c)	25,125	80,400
		166,719
Application Software-15.01%
Adobe, Inc.(b)	86,334	53,335,418
Alarm.com Holdings, Inc.(b)(c)	14,883	905,184
Box, Inc., Class A(b)(c)	42,882	1,114,074
Consensus Cloud Solutions, Inc.(b)(c)	5,601	121,766
DocuSign, Inc.(b)	60,493	3,685,234
Dropbox, Inc., Class A(b)(c)	78,912	2,499,932
Envestnet, Inc.(b)(c)	16,269	831,346
LivePerson, Inc.(b)	22,231	62,247
Open Text Corp. (Canada)(c)	80,832	3,525,084
PROS Holdings, Inc.(b)(c)	13,771	473,998
Salesforce, Inc.(b)	104,703	29,430,966
SPS Commerce, Inc.(b)(c)	10,927	2,008,383
Unity Software, Inc.(b)(c)	113,136	3,665,606
Zoom Video Communications, Inc., Class A(b)(c)	76,746	4,958,559
		106,617,797
Broadline Retail-16.01%
Alibaba Group Holding Ltd., ADR (China)(c)	257,291	18,568,691
Amazon.com, Inc.(b)	361,079	56,039,461
eBay, Inc.	154,509	6,345,684
Global-e Online Ltd. (Israel)(b)(c)	48,897	1,846,840
JD.com, Inc., ADR (China)(c)	142,443	3,212,090
MercadoLibre, Inc. (Brazil)(b)	15,053	25,767,876
Vipshop Holdings Ltd., ADR (China)(b)	121,894	1,936,896
		113,717,538
Casinos & Gaming-0.76%
DraftKings, Inc., Class A(b)	138,803	5,420,257
Commercial Printing-0.08%
Cimpress PLC (Ireland)(b)	7,915	595,366
Education Services-0.05%
2U, Inc.(b)	23,155	19,698
Chegg, Inc.(b)(c)	34,479	339,618
		359,316
Financial Exchanges & Data-1.03%
Coinbase Global, Inc., Class A(b)(c)	57,176	7,329,963
Health Care Technology-0.16%
GoodRx Holdings, Inc., Class A(b)(c)	27,507	165,042
Teladoc Health, Inc.(b)(c)	49,290	957,705
		1,122,747
Homefurnishing Retail-0.23%
Beyond, Inc.(b)(c)	12,895	283,561
Wayfair, Inc., Class A(b)(c)	27,464	1,380,066
		1,663,627
Hotels, Resorts & Cruise Lines-8.28%
Airbnb, Inc., Class A(b)	129,425	18,655,320
Booking Holdings, Inc.(b)	8,436	29,589,017
Expedia Group, Inc.(b)	39,694	5,887,811
MakeMyTrip Ltd. (India)(b)(c)	19,785	1,095,891
Trip.com Group Ltd., ADR (China)(b)(c)	97,049	3,548,111
		58,776,150
	Shares	Value
Human Resource & Employment Services-0.37%
Paylocity Holding Corp.(b)(c)	16,726	$2,649,566
Interactive Home Entertainment-2.08%
Bilibili, Inc., ADR (China)(b)(c)	35,044	317,849
NetEase, Inc., ADR (China)(c)	35,389	3,455,382
Roblox Corp., Class A(b)(c)	170,782	6,628,049
Sea Ltd., ADR (Singapore)(b)(c)	115,186	4,393,194
		14,794,474
Interactive Media & Services-19.00%
Alphabet, Inc., Class C(b)	393,898	55,854,736
Autohome, Inc., ADR (China)	20,107	506,696
Baidu, Inc., ADR (China)(b)	40,027	4,215,243
Bumble, Inc., Class A(b)(c)	40,711	558,555
Cars.com, Inc.(b)(c)	19,716	343,650
Hello Group, Inc., ADR (China)	51,671	303,309
JOYY, Inc., ADR (China)(c)	17,287	530,020
Meta Platforms, Inc., Class A(b)	161,244	62,907,734
Shutterstock, Inc.(c)	10,635	499,526
Snap, Inc., Class A(b)	414,475	6,586,008
TripAdvisor, Inc.(b)(c)	37,424	808,358
Yelp, Inc.(b)(c)	20,387	891,524
Ziff Davis, Inc.(b)(c)	13,689	922,639
		134,927,998
Internet Services & Infrastructure-7.27%
Akamai Technologies, Inc.(b)(c)	44,902	5,533,274
Brightcove, Inc.(b)(c)	12,255	28,064
Fastly, Inc., Class A(b)(c)	38,939	783,453
GoDaddy, Inc., Class A(b)(c)	41,793	4,457,641
Okta, Inc.(b)(c)	46,665	3,856,862
Shopify, Inc., Class A (Canada)(b)(c)	358,910	28,737,924
VeriSign, Inc.(b)	30,397	6,045,355
Wix.com Ltd. (Israel)(b)(c)	17,014	2,158,736
		51,601,309
Movies & Entertainment-10.51%
Eventbrite, Inc., Class A(b)(c)	25,293	211,703
Netflix, Inc.(b)	55,648	31,391,593
Roku, Inc., Class A(b)	37,237	3,279,090
Spotify Technology S.A.(b)(c)	57,583	12,400,499
Walt Disney Co. (The)	284,554	27,331,412
		74,614,297
Other Specialty Retail-0.11%
1-800-Flowers.com, Inc., Class A(b)(c)	10,777	112,081
Chewy, Inc., Class A(b)(c)	35,467	632,022
PetMed Express, Inc.(c)	6,000	37,260
		781,363
Passenger Ground Transportation-4.50%
Lyft, Inc., Class A(b)(c)	114,432	1,429,256
Uber Technologies, Inc.(b)	467,812	30,534,089
		31,963,345
Real Estate Services-1.88%
CoStar Group, Inc.(b)	121,572	10,148,831
Redfin Corp.(b)(c)	34,309	279,961
Zillow Group, Inc., Class C(b)(c)	51,109	2,905,036
		13,333,828
Restaurants-1.62%
DoorDash, Inc., Class A(b)	110,371	11,500,658
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Systems Software-8.10%
GitLab, Inc., Class A(b)(c)	30,991	$2,203,770
Microsoft Corp.	139,214	55,348,702
		57,552,472
Transaction & Payment Processing Services-2.88%
Dlocal Ltd. (Uruguay)(b)(c)	46,148	743,444
PayPal Holdings, Inc.(b)	320,972	19,691,632
		20,435,076
Total Common Stocks & Other Equity Interests (Cost $634,853,431)		710,341,157
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $229,480)	229,480	229,480
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $635,082,911)		710,570,637
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.52%
Invesco Private Government Fund, 5.29%(d)(e)(f)	14,153,180	$14,153,180
Invesco Private Prime Fund, 5.52%(d)(e)(f)	39,179,725	39,207,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,360,331)		53,360,331
TOTAL INVESTMENTS IN SECURITIES-107.56% (Cost $688,443,242)		763,930,968
OTHER ASSETS LESS LIABILITIES-(7.56)%		(53,679,576)
NET ASSETS-100.00%		$710,251,392

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,717,427	$(1,487,947)	$-	$-	$229,480	$3,445
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,626,317	275,126,629	(269,599,766)	-	-	14,153,180	560,609*
Invesco Private Prime Fund	22,188,871	525,106,657	(508,116,876)	-	28,499	39,207,151	1,478,807*
Total	$30,815,188	$801,950,713	$(779,204,589)	$-	$28,499	$53,589,811	$2,042,861

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$66,112,789	$-	$-	$66,112,789
Money Market Funds	117,297	7,912,486	-	8,029,783
Total Investments	$66,230,086	$7,912,486	$-	$74,142,572
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,338,198	$-	$-	$52,338,198
Money Market Funds	97,960	7,990,155	-	8,088,115
Total Investments	$52,436,158	$7,990,155	$-	$60,426,313
Invesco Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$81,907,060	$-	$-	$81,907,060
Money Market Funds	127,240	12,291,306	-	12,418,546
Total Investments	$82,034,300	$12,291,306	$-	$94,325,606
Invesco Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$101,444,450	$-	$-	$101,444,450
Money Market Funds	177,890	30,936,760	-	31,114,650
Total Investments	$101,622,340	$30,936,760	$-	$132,559,100
Invesco Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$26,108,390	$-	$-	$26,108,390
Money Market Funds	93,382	6,846,483	-	6,939,865
Total Investments	$26,201,772	$6,846,483	$-	$33,048,255

	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$134,087,217	$-	$-	$134,087,217
Money Market Funds	159,665	42,072,747	-	42,232,412
Total Investments	$134,246,882	$42,072,747	$-	$176,319,629
Invesco Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$169,114,144	$-	$-	$169,114,144
Money Market Funds	97,583	14,012,862	-	14,110,445
Total Investments	$169,211,727	$14,012,862	$-	$183,224,589
Invesco Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$349,215,413	$-	$-	$349,215,413
Money Market Funds	460,884	73,397,010	-	73,857,894
Total Investments	$349,676,297	$73,397,010	$-	$423,073,307
Invesco Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,418,752	$-	$-	$32,418,752
Money Market Funds	97,687	1,673,632	-	1,771,319
Total Investments	$32,516,439	$1,673,632	$-	$34,190,071
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$710,341,157	$-	$-	$710,341,157
Money Market Funds	229,480	53,360,331	-	53,589,811
Total Investments	$710,570,637	$53,360,331	$-	$763,930,968